Loans - Schedule of Impairment by Class of Loans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	$ 9,495	$ 10,568	$ 11,136
Recorded Investment With No Allowance	7,469	7,724	907
Recorded Investment With Allowance	1,262	1,495	9,748
Total Recorded Investment	8,731	9,219	10,655
Related Allowance	389	184	784
Average Recorded Investment	9,063	11,258	9,171
Interest Income Recognized	309	359	388
Construction & Land Development [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment			21
Interest Income Recognized			2
Commercial [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	6,541	7,011	5,595
Recorded Investment With No Allowance	5,832	5,889	7
Recorded Investment With Allowance	301	37	5,580
Total Recorded Investment	6,133	5,926	5,587
Related Allowance	299		241
Average Recorded Investment	5,972	6,739	4,185
Interest Income Recognized	230	208	182
Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	1,265	1,836	3,540
Recorded Investment With No Allowance	670	950	563
Recorded Investment With Allowance	393	728	2,658
Total Recorded Investment	1,063	1,678	3,221
Related Allowance	64	109	331
Average Recorded Investment	1,420	2,723	3,650
Interest Income Recognized	18	90	163
Residential Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	1,689	1,721	2,001
Recorded Investment With No Allowance	967	885	337
Recorded Investment With Allowance	568	730	1,510
Total Recorded Investment	1,535	1,615	1,847
Related Allowance	26	75	212
Average Recorded Investment	1,671	1,796	1,315
Interest Income Recognized	$ 61	$ 61	$ 41